Segment disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total net sales	€ 27,558.5	€ 21,173.4	€ 18,611.0
Net system sales
Segment Reporting Information [Line Items]
Total net sales	21,938.6	15,430.3	13,652.8
New systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	21,622.4	15,152.3	13,446.1
Used systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	€ 316.2	€ 278.0	€ 206.7